Other accounts receivable and other assets, net, and other accounts payable, provisions and other liabilities - Summary of assets and liabilities (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022	Dec. 31, 2021
Financial instruments
Other accounts receivable, net	S/ 663,090	S/ 622,690
POS Commission receivable	420,644	122,142
Accounts receivable related to derivative financial instruments	158,101	515,800
Operations in process	83,640	112,195
Accounts receivable from sale of investments	63,466	37,987
Others	15,640	24,753
Total	1,404,581	1,435,567
Non-financial instruments
Tax paid to recover	422,248	26,759
Deferred charges	101,551	92,865
Deferred cost of POS affiliation and registration	92,511	95,265
Tax credit for General Sales Tax – IGV	32,482	17,623
Realizable assets, received as payment and seized through legal actions	28,933	27,266
Investments in associates	22,548	22,728
POS equipment supplies (*)	14,854	18,698
Others	5,440	7,192
Non Financial Assets	720,567	308,396
Total	2,125,148	1,743,963	S/ 1,834,483
Financial instruments
Contract liability with investment component	883,268	873,500
Other accounts payable	855,067	726,983
Third party compensation (**)	763,039	386,136
Operations in process	226,428	184,584
Accounts payable related to derivative financial instruments	145,395	297,038
Accounts payable for acquisitions of investments	106,955	53,905
Workers' profit sharing and salaries payable	105,734	154,460
Lease liabilities	90,513	112,581		S/ 234,946
Allowance for indirect loan losses	17,932	35,495
Accounts payable to reinsurers and coinsurers	7,260	5,648
Total	3,201,591	2,830,330
Non-financial instruments
Taxes payable	80,331	138,819
Provision for other contingencies	70,671	79,304
Registration for use of POS	21,962	17,029
Deferred income	23,490	57,001
Others	9,315	6,681
Non Financial Liabilities	205,769	298,834
Total	S/ 3,407,360	S/ 3,129,164	S/ 2,468,242